Inventories (Details Narrative) $ in Thousands	12 Months Ended
	Apr. 30, 2022 CAD ($) lb	Apr. 30, 2021 CAD ($) lb
Statement Line Items [Line Items]
Number Of Pounds Of Inventories Hold | lb	1,448,068	348,068
Current inventories | $	$ 75,030	$ 12,398